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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F


      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2001.
                                                     ------------------
--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes        60 State Street     Boston,      MA         02109
--------------------------------------------------------------------------------
Business Address              (Street)            (City)       (State)    (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


---------------------------------  ATTENTION  ----------------------------------


 Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14/th/ day of November, 2001.

                                    Michael J. Puzo
                                   ---------------------------------------------
                                    (Name of Institutional Investment Manager)


                                   _____________________________________________
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                             13F File No.:          Name:                                      13F File No.:
1.  Timothy F. Fidgeon (17)*                      28-06165               6.
--------------------------------------------     ------------------      ---------------------------------------   ----------------
2.  Roy A. Hammer                                 28-5798                7.
--------------------------------------------     ------------------      ---------------------------------------   ----------------
3.  Lawrence T. Perera                            28-06167               8.
--------------------------------------------     ------------------      ---------------------------------------   ----------------
4.                                                                       9.
--------------------------------------------     ------------------      ---------------------------------------   ----------------
5.                                                                       10.
--------------------------------------------     ------------------      ---------------------------------------   ----------------

*  Refers to manager number on attached detail in Item 7.

                                                                                                                            PAGE:  1

AS OF:  SEPTEMBER 30, 2001                              FORM 13F                                  SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:              ITEM 3:     ITEM 4:     ITEM 5:    ITEM 6:    ITEM 7:         ITEM 8:
NAME OF ISSUER               TITLE OF CLASS           CUSIP     FAIR MARKET  SHARES OR  INVESTMENT  MANAGERS    VOTING AUTHORITY
                                                      NUMBER       VALUE     PRINCIPAL  DISCRETION             (A)     (B)    (C)
                                                                              AMOUNT   (A) (B) (C)            SOLE    SHARED  NONE
ABBOTT LABS                   COMMON STOCK           002824100     400282      7720             xx                     7720

AMGEN INC                     COMMON STOCK           031162100    2421324     41200             xx                    41200

ANALOG DEVICES, INC.          COMMON STOCK           032654105     443085     13550             xx                    13550

AUTOMATIC DATA PROCESSING     COMMON STOCK           053015103    2406096     51150             xx                    51150

AVERY DENNISON CORP           COMMON STOCK           053611109     891794     18850             xx                    18850

AVON PRODUCTS INC             COMMON STOCK           054303102     781625     16900             xx                    16900

BP PLC ADR                    COMMON STOCK           055622104    2171642     44166             xx                    44166

BERKSHIRE HATHAWAY INC        CLASS B                084670207     668710       287             xx                      287

BRISTOL-MYERS SQUIBB CO       COMMON STOCK           110122108    1989826     35814             xx                    35814

BURLINGTON RESOURCES INC      COMMON STOCK           122014103     310456      9075             xx                     9075

CISCO SYS INC                 COMMON STOCK           17275R102     308227     25306             xx                    25306

COGNEX                        COMMON STOCK           192422103     200124     10200             xx                    10200

COLGATE PALMOLIVE CO          COMMON STOCK           194162103     605800     10400             xx                    10400

WALT DISNEY COMPANY           COMMON STOCK           254687106     256379     13769             xx                    13769

DOW CHEMICAL CO               COMMON STOCK           260543103     349877     10680             xx                    10680

DOW JONES & CO INC            COMMON STOCK           260561105    3228892     71074             xx                    71074

DOW JONES & CO INC            CLASS B (RESTRICTED)   260561204    1605405     35338             xx                    35338

                                                                                                                            PAGE:  2

AS OF:  SEPTEMBER 30, 2001                              FORM 13F                                  SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:              ITEM 3:     ITEM 4:     ITEM 5:    ITEM 6:    ITEM 7:         ITEM 8:
NAME OF ISSUER               TITLE OF CLASS           CUSIP     FAIR MARKET  SHARES OR  INVESTMENT  MANAGERS    VOTING AUTHORITY
                                                      NUMBER       VALUE     PRINCIPAL  DISCRETION             (A)     (B)    (C)
                                                                              AMOUNT   (A) (B) (C)            SOLE    SHARED  NONE
E I DU PONT DE NEMOURS & CO   COMMON STOCK           263534109     463372     12350             xx                    12350

EMC CORP                      COMMON STOCK           268648102     805169     68525             xx                    68525

EMERSON ELECTRIC CO           COMMON STOCK           291011104     799785     16995             xx                    16995

EXXON MOBIL CORP              COMMON STOCK           30231G102    1220612     30980             xx                    30980

GENERAL ELECTRIC CO           COMMON STOCK           369604103    3493452     93910             xx                    93910

GILLETTE COMPANY              COMMON STOCK           375766102     962838     32310             xx                    32310

HEWLETT- PACKARD CO           COMMON STOCK           428236103     566565     35300             xx                    35300

INTEL CORPORATION             COMMON STOCK           458140100    2651477    129720             xx                   129720

JEFFERSON-PILOT CORP          COMMON STOCK           475070108    3184501     71594             xx                    71594

JOHNSON & JOHNSON             COMMON STOCK           478160104    3972956     71714             xx                    71714

KOPIN                         COMMON STOCK           500600101     327502     31400             xx                    31400

ELI LILLY & CO                COMMON STOCK           532457108     330870      4100             xx                     4100

MCDONALD'S CORP               COMMON STOCK           580135101     453645     16715             xx                    16715

MERCK & CO INC                COMMON STOCK           589331107    2884446     43310             xx                    43310

MICROSOFT CORP                COMMON STOCK           594918104    1528601     29873             xx                    29873

MINNESOTA MINING & MFG CO.    COMMON STOCK           604059105    1512703     15373             xx                    15373

NOVO NORDISK A/S ADR          COMMON STOCK           670100205     283500      6750             xx                     6750

PEPSICO INC                   COMMON STOCK           713448108     742244     15304             xx                    15304

PFIZER INC                    COMMON STOCK           717081103     613530     15300             xx                    15300

                                                                                                                            PAGE:  3

AS OF:  SEPTEMBER 30, 2001                              FORM 13F                                  SEC FILE # MICHAEL J PUZO\28-06165

    ITEM 1:                      ITEM 2:              ITEM 3:     ITEM 4:     ITEM 5:    ITEM 6:    ITEM 7:         ITEM 8:
NAME OF ISSUER               TITLE OF CLASS           CUSIP     FAIR MARKET  SHARES OR  INVESTMENT  MANAGERS    VOTING AUTHORITY
                                                      NUMBER       VALUE     PRINCIPAL  DISCRETION             (A)     (B)    (C)
                                                                              AMOUNT   (A) (B) (C)            SOLE    SHARED  NONE
PROCTER & GAMBLE CO           COMMON STOCK           742718109     641134      8808             xx                     8808

SBC COMMUNICATIONS INC.       COMMON STOCK           78387G103     215009      4563             xx                     4563

SARA LEE CORP                 COMMON STOCK           803111103     244950     11500             xx                    11500

SCHLUMBERGER LTD              COMMON STOCK           806857108     447860      9800             xx                     9800

SEPRACOR INC                  COMMON STOCK           817315104    1177520     32800             xx                    32800

STATE STREET CORP             COMMON STOCK           857477103     261534      5748             xx                     5748

AGGREGATE TOTAL                                                  48825319